Notes Payable - Summary of Notes Payable (Details) - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Debt Instrument [Line Items]
Principal balance of mortgages notes payable	$ 49,287,723	$ 4,484,260
Talon First Trust, LLC Mortgage
Debt Instrument [Line Items]
Principal balance of mortgages notes payable	$ 32,000,000	0
Fixed interest rate	5.75%
Maturity date	Jul. 05, 2017
Loan type interest rate	Secured floating rate interest rate
Talon Bren Road Mortgage #1
Debt Instrument [Line Items]
Principal balance of mortgages notes payable	$ 11,378,013	0
Fixed interest rate	4.65%
Maturity date	May 28, 2019
Loan type interest rate	Secured fixed rate
Talon Bren Road Mortgage #2
Debt Instrument [Line Items]
Principal balance of mortgages notes payable	$ 881,427	0
Fixed interest rate	6.00%
Maturity date	Feb. 12, 2015
Talon Bren Road HVAC Loan
Debt Instrument [Line Items]
Principal balance of mortgages notes payable	$ 137,027	0
Fixed interest rate	8.00%
Maturity date	Jun. 01, 2019
Loan type interest rate	Unsecured fixed rate
Talon Bren Road Roof Loan
Debt Instrument [Line Items]
Principal balance of mortgages notes payable	$ 225,000	0
Fixed interest rate	8.00%
Maturity date	Jun. 01, 2019
Loan type interest rate	Unsecured fixed rate interest only
Talon OP L.P. - Promissory Note
Debt Instrument [Line Items]
Principal balance of mortgages notes payable	$ 250,000	0
Fixed interest rate	14.00%
Maturity date	Jan. 15, 2015
Loan type interest rate	Unsecured fixed rate interest only
5130 Industrial Street LLC - Mortgage 1
Debt Instrument [Line Items]
Principal balance of mortgages notes payable	$ 4,120,952	4,187,827
Fixed interest rate	6.05%
Maturity date	Apr. 08, 2017
Loan type interest rate	Secured fixed rate
5130 Industrial Street LLC - Mortgage 2
Debt Instrument [Line Items]
Principal balance of mortgages notes payable	$ 295,304	$ 296,433
Fixed interest rate	12.75%
Maturity date	Apr. 08, 2017
Loan type interest rate	Secured fixed rate